Fair Value Instruments (Details) - Schedule of company’s assets and liabilities measured at fair value $ in Thousands	Sep. 30, 2021 USD ($)
Level 1 [Member]
Assets:
Investments	$ 36,869
Level 3 [Member]
Liabilities:
SAFE Instruments	146,405
Warrants	$ 2,650	[1]

[1]	As of December 31, 2020, we had recognized a liability of $46 thousand for warrants.